ACQUISITION OF MORNING STAR (Tables)	12 Months Ended
Dec. 31, 2023
ACQUISITION OF MORNING STAR
Schedule of estimated fair values of the identifiable assets acquired

Amount
Fair value of consideration transferred (1)	$161,760

Fair value of the assets acquired and the liabilities assumed
Cash and cash equivalents	$4,299
Prepaid expense	46,708
Property plant and equipment	31
Trademark (Intangible Assets)	15,100
Right-of-use assets	47
Goodwill	143,655
Subtotal of total assets	209,840
Short-term bank loan	(8,195)
Accounts payable	(406)
Advance from customers	(461)
Short-term lease liabilities	(32)
Other payables	(13,198)
Amounts due to RPT	(4,288)
Income tax payable	(4,079)
Warrants	(2,335)
Mezzanine equity-Preferred shares	(1,437)
Subtotal of total liabilities	(34,431)
Less: Non-controlling interest	(7,649)
Less: Preferred shares (2)	(6,000)
Total net assets	$161,760
(1)	The fair value of 4,628,333 ordinary shares (after giving effects of the Share Consolidation as mentioned above) issued to pre-reverse acquisition KAH shareholders is $161,760 based on the quoted fair market value of $34.95 per ordinary share (after giving effects of the Share Consolidation as mentioned above) on June 25, 2021.
(2)	It represented Series D convertible preferred shares of KAH issued to Moatable, Inc. on April 8, 2021 (see Note 18)

Morning Star
ACQUISITION OF MORNING STAR
Schedule of estimated fair values of the identifiable assets acquired

August 22,
2023
Net tangible assets	$420
Technologies (1)	13,972
Goodwill	38,201
Deferred tax liabilities	(3,493)
Total purchase consideration	$49,100

Schedule of unaudited pro forma financial information

Account Name	For the years ended December 31, 2023
	Kaxin	Morning Star	Pro Forma Adjustment		Pro Forma Financial Data

Revenues, net	$31,535	$—	$—		$31,535
Cost of revenues	31,193	—	—		31,193
Gross profit	342	—	—		342

Operating expenses
Selling and marketing expenses	3,313	—	—		3,313
General and administrative expenses	17,944	69	536	(a)	18,549
Total operating expenses	21,257	69	536		21,862
Loss from operations	(20,915)	(69)	(536)		(21,520)

Other Income (expenses)
Other income (expenses), net	(9)	—	—		(9)
Foreign currency exchange gain (loss)	(10)	—	—		(10)
Interest expense, net	(525)	—	—		(525)
Gain on disposal of subsidiaries	64	—	—		64
Change in fair value of warrants	(208)	—	—		(208)
Impairment of prepaid expenses and other current assets	(32,110)	—	—		(32,110)
Total other income (expenses), net	(32,798)	—	—		(32,798)

Loss Before Income Taxes	(53,713)	(69)	(536)		(54,318)

Income tax benefit (expenses)	228	—	134	(b)	362

Net Loss	$(53,485)	$(69)	$(402)		$(53,956)

The consolidated statement of operations of Morning Star was for the period from January 1, 2023 to August 21, 2023.

(a)	Reflects amortization of technologies of $536 arising from the acquisition.
(b)	Reflects amortization of deferred tax liabilities of $134 in relation to amortization of intangible assets arising from the acquisition.